COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011	Nov. 26, 2013 SKIPPY China Subsequent event	Oct. 27, 2013 Hogs and turkeys Maximum	Oct. 27, 2013 Grow-out contracts Maximum	Oct. 27, 2013 Corn, soybean meal and other feed Maximum
Purchase commitments
Purchase commitments, time period					10 years	25 years	3 years
Purchase consideration				$ 41,400,000
Purchase commitments
2014	1,420,814,000
2015	933,079,000
2016	656,292,000
2017	583,994,000
2018	569,155,000
Later Years	1,173,838,000
Total	5,337,172,000
Purchases under contracts	2,000,000,000	2,000,000,000	1,800,000,000
Noncancelable operating lease commitments
2014	5,872,000
2015	2,468,000
2016	1,760,000
2017	992,000
2018	711,000
Later years	1,977,000
Total	13,780,000
Expenses under noncancelable operating lease commitments	21,600,000	21,600,000	23,100,000
Approximate amount of commitments to complete construction in progress at various locations	104,700,000
Standby letters of credit	42,600,000
Revocable standby letter of credit	$ 4,900,000